Employee Benefits - Schedule of Categories of Plan Assets as a Percentage of Fair Value (Detail) - Plan Assets [member]	Dec. 31, 2020	Dec. 31, 2019
Equity Securities [member]
Disclosure of fair value measurement of assets [line items]
Plans assets, percentage	56.00%	31.00%
Debt Securities [member]
Disclosure of fair value measurement of assets [line items]
Plans assets, percentage	12.00%	18.00%
Domestic Corporate Bonds [member]
Disclosure of fair value measurement of assets [line items]
Plans assets, percentage	23.00%	44.00%
Foreign Government/Corporate Bonds [member]
Disclosure of fair value measurement of assets [line items]
Plans assets, percentage	2.00%	1.00%
Other [member]
Disclosure of fair value measurement of assets [line items]
Plans assets, percentage	7.00%	6.00%